Investment Strategy - AB RELATIVE VALUE FUND, INC.	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of U.S. companies that the Adviser believes are trading at attractive valuations that have strong or improving business models. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the Russell 3000® Value Index, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME.
The Adviser monitors the fundamental performance of the Fund’s investments for signs of future financial success. The Adviser relies heavily upon the fundamental analysis and research of its dedicated investment team for the Fund in conducting research and making investment decisions. The team initially screens a primary research universe of largely U.S. companies for attractive security valuation and business model characteristics. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the company’s business model. In evaluating a company for potential inclusion in the Fund, the Adviser takes into account many factors that it believes bear on the company’s ability to perform in the future, including attractive free cash flow valuations, high levels of profitability, stable‑to‑improving balance sheets, and management teams that are good stewards of shareholder capital.
The Adviser recognizes that the perception of “value” is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid‑ or small-capitalization) or companies engaged in particular types of businesses, although the Fund does not intend to concentrate in any particular sectors or industries. At any period in time, the Fund’s portfolio emphasis upon particular industries or sectors will be a by‑product of the stock selection process rather than the result of assigned targets or ranges.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the Russell 3000® Value Index, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the Russell 3000® Value Index, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the Adviser’s value criteria.